Earnings Per Share - Summary of Adjusted Diluted Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Adjusted Earnings Per Share [Abstract]
Diluted earnings per share	£ 1.507	£ 1.228	£ 2.490
Effect of restructuring and integration costs on earnings per share diluted	0.021	0.072	0.203
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	0.064	0.059	0.245
Effect of Quebec Class Action charge per share diluted		0.140	0.136
Effect of Russian excise dispute on earnings per share diluted			0.081
Effect of other adjusting items on earnings per share diluted	(0.007)	0.001	0.081
Effect of associates adjusting items net of tax on earnings per share diluted	(0.007)	(0.013)	(0.011)
Effect of other adjusting items in net finance costs on earnings per share diluted		0.010	0.035
Effect of adjusting items in respect of deferred taxation on earnings per share diluted		(0.004)	(0.022)
Adjusted diluted earnings per share	£ 1.578	£ 1.493	£ 3.238